Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 16, 2023	May 06, 2021	Mar. 19, 2021	Mar. 19, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)					$ 10		$ 10		$ 1.5
Gross proceed									$ 287,500,000	$ 287,500,000
Generating gross proceeds										7,500,000
Transaction costs					$ 16,309,469		$ 16,309,469		16,309,469
Cash underwriting fees							5,750,000		5,750,000
Deferred underwriting fees							10,062,500		10,062,500
Other offering costs					$ 496,969		$ 496,969		$ 496,969
Percentage held in trust account							80.00%		80.00%
Public share price per share (in Dollars per share)									$ 10
Aggregate of share sold, percentage							15.00%		15.00%
Redemption of public shares percentage							100.00%		100.00%
Net interest to pay dissolution expenses							$ 100,000		$ 100,000
Initial public offering price per Unit (in Dollars per share)					$ 10		$ 10		$ 10
Public per share (in Dollars per share)							$ 10		$ 10
Cash					$ 80,462	$ 355,544	$ 80,462	$ 355,544	$ 348,749	$ 366,612
Working capital deficit							2,681,487		165,940
Interest income					2,489		$ 6,981
Public share price per share (in Dollars per share)							$ 10
Amount withdraw from trust account							$ 272,000,000
Aggregate redemption amount					$ 270,769,687		270,769,687
Trust account							$ 21,467,825		$ 21,349,573
Percentage of outstanding share	77.40%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)		$ 10	$ 10	$ 10
Gross proceed				$ 250,000,000
Share issued (in Shares)		3,750,000
Additional Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)		$ 10
Gross proceed		$ 37,500,000
Share issued (in Shares)		3,750,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)					$ 1.5		$ 1.5		$ 1.5
Sale of warrants (in Shares)					4,500,000		4,500,000		4,500,000
Generating gross proceeds							$ 6,750,000		$ 6,750,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)					$ 10		$ 10
Excerised share (in Shares)	9,147,981						26,649,519
Class A Common Stock [Member] | Rights [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redemption price per share (in Dollars per share)					$ 10.16		$ 10.16
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consumated shares (in Shares)			25,000,000	25,000,000
Per share price (in Dollars per share)			$ 10	$ 10
Gross proceed				$ 250,000,000
Class A Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excerised share (in Shares)	7,047,500
Class B Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excerised share (in Shares)	140,000
Class B Common Stock [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excerised share (in Shares)	7,047,500
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)							10		$ 10
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)							$ 0.03
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Post business combination percentage					50.00%		50.00%		50.00%
Initial business combination							$ 105,000
Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Interest income									$ 871,000,000,000